PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 97.5% of Net Assets
	ABS Car Loan – 11.2%
$ 160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	$159,910
60,756	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021(a)	60,727
74,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/08/2021(a)	73,567
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	117,144
82,738	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	82,367
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A(a)	99,644
55,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	54,904
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	121,340
139,943	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	140,554
100,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A(a)	100,850
110,103	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022(a)	110,107
130,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023(a)	131,505
38,152	DT Auto Owner Trust, Series 2017-4A, Class B, 2.440%, 1/15/2021, 144A(a)	38,144
65,000	DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022, 144A(a)	65,028
20,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	20,132
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	35,244
40,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A(a)	39,951
60,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A(a)	60,065
93,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A(a)	92,696
61,707	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A(a)	61,908
79,353	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A(a)	79,272
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	65,041
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	35,659
100,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	101,223
84,057	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	83,921

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 35,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	$35,413
110,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	110,429
80,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	80,080
119,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A(a)	118,991
60,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023	60,257
40,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022(a)	39,946
30,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	30,053
50,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	50,746
20,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class A3, 3.000%, 12/15/2022	20,075
7,880	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.250%, 3/16/2020(a)	7,872
93,670	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020, 144A(a)	93,583
20,000	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	20,064
150,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.700%, 10/17/2022, 144A(a)	149,723
30,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.980%, 1/18/2022, 144A	30,035
25,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	25,083
110,000	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	110,517
60,000	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	60,116

		3,073,886

	ABS Credit Card – 2.4%
100,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	100,916
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.818%, 1/20/2025(a)(b)	264,629
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	98,383
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	185,970

		649,898

	ABS Other – 1.7%
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.116%, 9/25/2023, 144A(b)	30,045
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	100,370
83,335	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	83,662

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 100,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	$100,296
149,484	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A(a)	150,361

		464,734

	ABS Student Loan – 0.5%
76,221	Navient Private Education Refi Loan Trust 2018-A, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A(a)	75,887
72,433	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	72,100

		147,987

	Aerospace & Defense – 0.9%
110,000	General Dynamics Corp., 2.875%, 5/11/2020(a)	110,364
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	60,542
10,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	10,058
55,000	Textron, Inc., 7.250%, 10/01/2019	56,174

		237,138

	Agency Commercial Mortgage-Backed Securities – 0.1%
39,786	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.650%, 9/25/2022(a)(b)	39,687

	Airlines – 0.5%
150,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	148,683

	Automotive – 5.1%
150,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020(a)	149,188
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	58,602
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	60,768
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	55,950
150,000	Daimler Finance North America LLC, 3.700%, 5/04/2023, 144A(a)	153,074
95,000	General Motors Co., 3-month LIBOR + 0.900%, 3.501%, 9/10/2021(b)	94,224
75,000	General Motors Financial Co., Inc., 3.550%, 4/09/2021	75,411
25,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	25,234
45,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	44,542
10,000	Harley-Davidson Financial Services, Inc., 3-month LIBOR + 0.940%, 3.555%, 3/02/2021, 144A(b)	9,998

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 40,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	$40,439
120,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	119,079
110,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A(a)	108,529
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A	104,468
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	110,358
75,000	Toyota Motor Credit Corp., 3.050%, 1/08/2021(a)	75,678
65,000	Toyota Motor Credit Corp., 3.350%, 1/08/2024(a)	66,763
60,000	Toyota Motor Credit Corp., GMTN, 2.200%, 1/10/2020	59,817

		1,412,122

	Banking – 16.2%
135,000	American Express Co., 3.700%, 11/05/2021(a)	137,976
180,000	American Express Credit Corp., MTN, 1.875%, 5/03/2019(a)	180,000
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	210,609
25,000	Bank of America Corp., (fixed rate to 3/15/2024, variable rate thereafter), MTN, 3.458%, 3/15/2025	25,249
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	111,288
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022	65,064
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	70,620
175,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023(a)	174,086
150,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019(a)	149,688
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021	49,839
100,000	BB&T Corp., MTN, 2.150%, 2/01/2021(a)	99,061
135,000	BB&T Corp., MTN, 3.050%, 6/20/2022	135,787
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	20,014
135,000	Canadian Imperial Bank of Commerce, 3.100%, 4/02/2024	134,612
105,000	Capital One Financial Corp., 3.200%, 1/30/2023	105,135
75,000	Capital One Financial Corp., 3.300%, 10/30/2024	74,257
230,000	Citigroup, Inc., 2.450%, 1/10/2020(a)	229,497

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	$90,311
30,000	Comerica, Inc., 3.700%, 7/31/2023	30,811
75,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	76,293
110,000	Deutsche Bank AG, 4.100%, 1/13/2026	105,085
95,000	Discover Financial Services, 4.500%, 1/30/2026	97,571
45,000	Goldman Sachs Bank USA, 3.200%, 6/05/2020(a)	45,278
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 3.811%, 9/15/2020(a)(b)	227,317
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020(a)	245,127
25,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	25,565
135,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	135,812
45,000	KeyCorp, MTN, 4.150%, 10/29/2025	47,373
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	64,452
160,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(a)	159,197
145,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	146,724
200,000	Santander UK PLC, 3-month LIBOR + 0.660%, 3.344%, 11/15/2021(a)(b)	199,920
150,000	State Street Corp., 1.950%, 5/19/2021(a)	148,014
110,000	SunTrust Bank, (fixed rate to 1/29/2020, variable rate thereafter), 2.590%, 1/29/2021	109,745
95,000	SunTrust Bank, (fixed rate to 10/26/2020, variable rate thereafter), 3.525%, 10/26/2021	95,988
70,000	SunTrust Banks, Inc., 2.700%, 1/27/2022	69,775
15,000	Synchrony Financial, 4.375%, 3/19/2024	15,193
40,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	40,460
110,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021(a)	109,762
165,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	164,821
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	25,034

		4,448,410

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Brokerage – 0.4%
$ 55,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	$55,316
50,000	Ameriprise Financial, Inc., 7.300%, 6/28/2019	50,501

		105,817

	Building Materials – 1.0%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,775
40,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	41,103
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 3.313%, 5/22/2020(b)	119,975
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 3.276%, 3/01/2021(b)	109,890

		280,743

	Cable Satellite – 0.6%
145,000	Comcast Corp., 3.450%, 10/01/2021	147,860
30,000	DISH DBS Corp., 5.000%, 3/15/2023	27,000

		174,860

	Chemicals – 0.5%
35,000	DowDuPont, Inc., 3.766%, 11/15/2020	35,639
105,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	104,624

		140,263

	Collateralized Mortgage Obligations – 5.0%
26,333	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)	26,285
52,241	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 3.089%, 9/20/2062(a)(b)	52,268
177,518	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	175,519
67,408	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 3.089%, 5/20/2066(a)(b)	67,492
584,198	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.759%, 10/20/2067(a)(b)	583,285
247,969	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.709%, 10/20/2064(a)(b)	247,525
164,279	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 2.800%, 9/20/2068(a)(b)	163,886
68,344	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.909%, 10/20/2068(a)(b)	68,229

		1,384,489

	Construction Machinery – 1.4%
155,000	Caterpillar Financial Services Corp., MTN, 2.100%, 1/10/2020(a)	154,332
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	40,461

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Construction Machinery – continued
$ 100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	$100,480
80,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	80,726

		375,999

	Consumer Cyclical Services – 1.2%
155,000	eBay, Inc., 2.150%, 6/05/2020	153,960
95,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.250%, 4/15/2024, 144A	95,000
70,000	Western Union Co. (The), 4.250%, 6/09/2023	72,259

		321,219

	Diversified Manufacturing – 1.3%
50,000	3M Co., MTN, 3.250%, 2/14/2024	51,517
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	85,137
135,000	United Technologies Corp., 1.900%, 5/04/2020	133,937
55,000	United Technologies Corp., 3.650%, 8/16/2023	56,455
35,000	Wabtec Corp., 3-month LIBOR + 1.300%, 3.911%, 9/15/2021(b)	34,959

		362,005

	Electric – 6.0%
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	25,496
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	66,456
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	128,781
135,000	American Electric Power Co., Inc., Series I, 3.650%, 12/01/2021	137,715
50,000	Clearway Energy Operating LLC, 5.750%, 10/15/2025, 144A	50,188
105,000	DTE Energy Co., 1.500%, 10/01/2019	104,256
5,000	Edison International, 2.125%, 4/15/2020	4,962
125,000	Eversource Energy, Series N, 3.800%, 12/01/2023	129,431
70,000	Exelon Corp., 2.450%, 4/15/2021	69,188
130,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019(a)	128,955
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	70,359
100,000	Nextera Energy Capital Holdings, Inc., 3.150%, 4/01/2024	100,361

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 115,000	PNM Resources, Inc., 3.250%, 3/09/2021	$114,931
70,000	PSEG Power LLC, 3.850%, 6/01/2023	71,782
90,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	89,352
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	89,336
135,000	WEC Energy Group, Inc., 3.100%, 3/08/2022	136,063
130,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021(a)	132,008

		1,649,620

	Finance Companies – 2.7%
110,000	Air Lease Corp., 2.500%, 3/01/2021	109,133
40,000	Air Lease Corp., 3.500%, 1/15/2022	40,367
35,000	Aircastle Ltd., 4.400%, 9/25/2023	35,640
115,000	Ares Capital Corp., 3.625%, 1/19/2022	115,232
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	70,215
90,000	Avolon Holdings Funding Ltd., 5.250%, 5/15/2024, 144A	92,700
70,000	GATX Corp., 4.350%, 2/15/2024	72,562
100,000	iStar, Inc., 4.625%, 9/15/2020	101,125
10,000	Navient Corp., 6.750%, 6/15/2026	9,575
80,000	Navient LLC, MTN, 7.250%, 1/25/2022	84,800

		731,349

	Financial Other – 0.4%
110,000	ORIX Corp., 2.900%, 7/18/2022	109,989

	Food & Beverage – 2.1%
50,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	53,270
130,000	Archer-Daniels-Midland Co., 3.375%, 3/15/2022(a)	132,906
100,000	Bacardi Ltd., 4.450%, 5/15/2025, 144A	100,810
65,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	65,824
50,000	Hershey Co. (The), 2.900%, 5/15/2020(a)	50,320
95,000	Kellogg Co., 3.250%, 5/14/2021	95,995

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Food & Beverage – continued
$ 10,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 3.267%, 2/10/2021(b)	$9,974
65,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	66,772

		575,871

	Gaming – 1.2%
95,000	Churchill Downs, Inc., 5.500%, 4/01/2027, 144A	96,330
80,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	83,800
55,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	56,925
95,000	MGM Resorts International, 5.500%, 4/15/2027	96,009

		333,064

	Government Owned - No Guarantee – 0.2%
50,000	Petroleos Mexicanos, 6.375%, 2/04/2021	51,850

	Health Insurance – 0.6%
60,000	UnitedHealth Group, Inc., 3.500%, 6/15/2023(a)	61,812
100,000	UnitedHealth Group, Inc., 3.500%, 2/15/2024(a)	102,937

		164,749

	Healthcare – 3.0%
112,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 3.476%, 12/29/2020(b)	112,010
85,000	Cigna Corp., 3.750%, 7/15/2023, 144A	87,151
165,000	CVS Health Corp., 3.700%, 3/09/2023	167,653
10,000	Express Scripts Holding Co., 4.500%, 2/25/2026	10,469
135,000	Express Scripts Holding Co., 4.750%, 11/15/2021	141,022
135,000	McKesson Corp., 3.650%, 11/30/2020	136,632
40,000	MEDNAX, Inc., 6.250%, 1/15/2027, 144A	40,400
140,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 3.375%, 3/19/2021(b)	139,528

		834,865

	Home Construction – 0.1%
25,000	William Lyon Homes, Inc., 6.000%, 9/01/2023	24,187

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Independent Energy – 0.5%
$ 40,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	$40,392
105,000	EQT Corp., 3.000%, 10/01/2022	103,031

		143,423

	Integrated Energy – 0.5%
150,000	BP Capital Markets PLC, 3-month LIBOR + 0.540%, 3.237%, 5/10/2019(a)(b)	150,076

	Leisure – 0.5%
135,000	Royal Caribbean Cruises Ltd., 2.650%, 11/28/2020	134,841

	Life Insurance – 3.5%
80,000	American International Group, Inc., 3.300%, 3/01/2021	80,500
105,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/2023	107,568
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	117,423
135,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	136,824
40,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	41,345
150,000	Metropolitan Life Global Funding I, 3.450%, 10/09/2021, 144A(a)	151,946
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A(a)	119,161
115,000	New York Life Global Funding, 3-month LIBOR + 0.100%, 2.861%, 1/21/2020, 144A(a)(b)	115,087
100,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A(a)	102,050

		971,904

	Lodging – 0.7%
50,000	Marriott International Inc., 3.600%, 4/15/2024	50,427
130,000	Marriott International, Inc., Series Y, 3-month LIBOR + 0.600%, 3.226%, 12/01/2020(b)	130,177

		180,604

	Media Entertainment – 0.5%
100,000	CBS Corp., 2.900%, 6/01/2023	98,778
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	25,215
20,000	Lamar Media Corp., 5.750%, 2/01/2026, 144A	20,900

		144,893

	Metals & Mining – 0.4%
20,000	ArcelorMittal, 4.550%, 3/11/2026	20,438
40,000	Commercial Metals Co., 5.750%, 4/15/2026	39,900
40,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	40,387

		100,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – 2.3%
$ 80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	$79,986
145,000	Enbridge Energy Partners LP, 4.375%, 10/15/2020	148,155
135,000	EQM Midstream Partners LP, Series 5Y, 4.750%, 7/15/2023	137,684
45,000	Kinder Morgan, Inc., 4.300%, 6/01/2025	46,934
85,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	86,200
120,000	MPLX LP, 3.375%, 3/15/2023	120,940

		619,899

	Natural Gas – 0.8%
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	122,139
85,000	Sempra Energy, 1.625%, 10/07/2019	84,395

		206,534

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
205,000	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(c)	205,960

	Paper – 0.4%
75,000	WRKCo., Inc., 3.750%, 3/15/2025	75,671
20,000	WRKCo., Inc., 4.650%, 3/15/2026	21,192

		96,863

	Pharmaceuticals – 3.1%
150,000	Amgen, Inc., 2.200%, 5/11/2020(a)	149,335
135,000	AstraZeneca PLC, 3.500%, 8/17/2023	137,706
60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	58,467
45,000	Celgene Corp., 3.550%, 8/15/2022	45,943
120,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024	120,598
135,000	Merck & Co., Inc., 2.900%, 3/07/2024	136,778
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	61,380
140,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	139,395

		849,602

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 0.8%
$ 80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 3.231%, 3/29/2023(b)	$79,638
25,000	Assurant, Inc., 4.200%, 9/27/2023	25,470
50,000	Chubb INA Holdings, Inc., 5.900%, 6/15/2019	50,308
70,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	70,931

		226,347

	Refining – 0.6%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 3.246%, 2/26/2021(b)	85,002
70,000	Valero Energy Corp., 4.000%, 4/01/2029	70,639

		155,641

	REITs - Diversified – 0.4%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	122,393

	REITs - Mortgage – 0.1%
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	34,869

	REITs - Regional Malls – 0.5%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	124,784

	Retailers – 1.1%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	108,851
55,000	Dollar Tree, Inc., 3-month LIBOR + 0.700%, 3.473%, 4/17/2020(b)	55,012
130,000	Home Depot, Inc. (The), 3.250%, 3/01/2022(a)	132,951

		296,814

	Technology – 4.2%
90,000	Analog Devices, Inc., 2.850%, 3/12/2020	90,029
70,000	Broadcom, Inc., 3.125%, 4/15/2021, 144A	69,917
65,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	64,691
120,000	DXC Technology Co., 2.875%, 3/27/2020	119,926
125,000	Fidelity National Information Services, Inc., 2.250%, 8/15/2021	122,793

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	$103,707
130,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	129,449
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	109,858
135,000	IBM Credit LLC, 3.600%, 11/30/2021(a)	137,861
85,000	KLA-Tencor Corp., 4.100%, 3/15/2029	86,508
70,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	71,372
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	20,176
20,000	Seagate HDD Cayman, 4.875%, 3/01/2024	19,882
5,000	Trimble, Inc., 4.150%, 6/15/2023	5,088

		1,151,257

	Tobacco – 1.0%
95,000	Altria Group, Inc., 3.490%, 2/14/2022	96,491
40,000	Altria Group, Inc., 4.400%, 2/14/2026	41,113
140,000	BAT Capital Corp., 2.764%, 8/15/2022	137,681

		275,285

	Transportation Services – 1.2%
60,000	FedEx Corp., 3.400%, 1/14/2022	60,801
100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	101,352
80,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	82,336
30,000	Ryder System, Inc., MTN, 3.650%, 3/18/2024	30,600
30,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	30,715
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	35,797

		341,601

	Treasuries – 6.0%
870,000	U.S. Treasury Note, 2.500%, 1/15/2022	875,879
540,000	U.S. Treasury Note, 2.750%, 9/30/2020	543,059
80,000	U.S. Treasury Note, 2.875%, 11/15/2021	81,247
130,000	U.S. Treasury Note, 2.875%, 11/30/2023(a)	133,666

		1,633,851

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wireless – 0.1%
$ 35,000	Vodafone Group PLC, 4.125%, 5/30/2025	$35,669

	Wirelines – 1.2%
40,000	AT&T, Inc., 3-month LIBOR + 1.180%, 3.777%, 6/12/2024(b)	39,680
135,000	Orange S.A., 1.625%, 11/03/2019	134,125
160,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.784%, 5/15/2025(b)	160,016

		333,821

	Total Bonds and Notes (Identified Cost $26,608,306)	26,781,140

Short-Term Investments – 1.4%
370,000	U.S. Treasury Bills, 2.365%, 5/30/2019(d) (Identified Cost $368,566)	368,574

	Total Investments – 98.9% (Identified Cost $26,976,872)	27,149,714
	Other assets less liabilities – 1.1%	312,704

	Net Assets – 100.0%	$27,462,418

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $5,597,534 or 20.4% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/28/2019	29	$6,154,577	$6,179,719	$25,142

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2019	19	$2,179,323	$2,200,734	$(21,411)
10 Year U.S. Treasury Note	6/19/2019	10	1,222,714	1,242,187	(19,473)

Total					$(40,884)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$205,960	(a)	$205,960
All Other Bonds and Notes*	—	26,575,180	—		26,575,180

Total Bonds and Notes	—	26,575,180	205,960		26,781,140

Short-Term Investments	—	368,574	—		368,574

Total Investments	—	26,943,754	205,960		27,149,714

Futures Contracts (unrealized appreciation)	25,142	—	—		25,142

Total	$25,142	$26,943,754	$205,960		$27,174,856

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(40,884)	$—	$—	$(40,884)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or March 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$965	$204,995	$—	$—	$—	$205,960	$965

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2019, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$25,142

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(40,884)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 25,000	$ 25,000

Industry Summary at March 31, 2019 (Unaudited)

Banking	16.2%
ABS Car Loan	11.2
Electric	6.0
Treasuries	6.0
Automotive	5.1
Collateralized Mortgage Obligations	5.0
Technology	4.2
Life Insurance	3.5
Pharmaceuticals	3.1
Healthcare	3.0
Finance Companies	2.7
ABS Credit Card	2.4
Midstream	2.3
Food & Beverage	2.1
Other Investments, less than 2% each	24.7
Short-Term Investments	1.4

Total Investments	98.9
Other assets less liabilities (including futures contracts)	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
	Australia – 9.3%
25,440	Amcor Ltd.	$278,117
39,372	Aurizon Holdings Ltd.	127,254
49,296	Brambles Ltd.	411,805
34,104	Crown Resorts Ltd.	278,838
6,984	Newcrest Mining Ltd.	126,557
17,004	Sonic Healthcare Ltd.	296,655
15,696	Transurban Group	147,175
66,348	Vicinity Centres	122,539
5,964	Wesfarmers Ltd.	146,796
19,716	Woolworths Ltd.	425,760

		2,361,496

	Belgium – 1.2%
3,540	Ageas	170,920
1,608	UCB S.A.	138,233

		309,153

	Bermuda – 0.4%
12,000	CK Infrastructure Holdings Ltd.	98,523

	Canada – 8.9%
12,432	Barrick Gold Corp.	170,481
5,496	Empire Co. Ltd.	119,016
684	Fairfax Financial Holdings Ltd.	316,925
5,340	Fortis, Inc.	197,419
2,820	Franco-Nevada Corp.	211,487
5,352	Great-West Lifeco, Inc.	129,639
6,696	Metro, Inc.	246,598
1,560	Onex Corp.	88,022
6,552	Open Text Corp.	251,643
2,220	Restaurant Brands International, Inc.	144,472
7,236	TELUS Corp.	267,894
2,460	Toronto-Dominion Bank (The)	133,537

		2,277,133

	Denmark – 0.4%
1,824	Novo Nordisk AS, Class B	95,581

	Finland – 0.5%
2,664	Sampo OYJ, A Shares	120,877

	France – 6.0%
7,728	Alstom S.A.	335,120
2,608	EssilorLuxottica S.A.	285,167
8,640	Getlink SE	131,115
2,856	SCOR SE	121,732
1,032	Teleperformance	185,637
2,976	Thales S.A.	356,716
2,160	Total S.A.	120,104

		1,535,591

Shares	Description	Value (†)
Common Stocks – continued
	Germany – 1.5%
792	Adidas AG	$192,622
1,524	Deutsche Boerse AG	195,593

		388,215

	Hong Kong – 4.8%
24,000	AIA Group Ltd.	238,932
21,140	Dairy Farm International Holdings Ltd.	177,365
348,000	HKT Trust & HKT Ltd.	559,463
408,000	PCCW Ltd.	253,637

		1,229,397

	Ireland – 2.4%
5,364	Kerry Group PLC, Series A	599,285

	Israel – 4.9%
3,720	Azrieli Group Ltd.	220,472
25,704	Bank Hapoalim BM	170,187
68,880	Bank Leumi Le-Israel BM	449,983
8,760	Mizrahi Tefahot Bank Ltd.	180,059
1,884	Nice Ltd.(a)	222,071

		1,242,772

	Italy – 0.8%
10,548	Assicurazioni Generali SpA.	195,423

	Japan – 28.2%
4,800	ABC-Mart, Inc.	285,784
4,800	Aozora Bank Ltd.	118,650
8,400	Astellas Pharma, Inc.	125,865
4,800	Benesse Holdings, Inc.	124,678
4,200	Bridgestone Corp.	161,876
10,800	Chugoku Electric Power Co., Inc. (The)	134,750
4,800	FamilyMart UNY Holdings Co. Ltd.	122,336
10,600	Japan Airlines Co. Ltd.	373,397
9,600	Japan Post Bank Co. Ltd.	104,860
40,800	Japan Post Holdings Co. Ltd.	477,723
84	Japan Prime Realty Investment Corp.	346,063
72	Japan Real Estate Investment Corp.	424,773
9,600	Kansai Electric Power Co., Inc. (The)	141,548
6,000	Kintetsu Group Holdings Co. Ltd.	279,713
15,600	Kyushu Electric Power Co., Inc.	184,209
2,400	Lawson, Inc.	133,135
14,400	Mitsubishi Motors Corp.	76,498
152,700	Mizuho Financial Group, Inc.	236,324
12,000	Nagoya Railroad Co. Ltd.	332,294
4,500	NEC Corp.	152,256
36	Nippon Building Fund, Inc.	243,936

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
14,400	Nissan Motor Co. Ltd.	$118,156
216	Nomura Real Estate Master Fund, Inc.	318,482
4,800	Osaka Gas Co. Ltd.	94,712
1,900	Secom Co. Ltd.	162,766
9,600	Sega Sammy Holdings, Inc.	113,273
6,000	Suntory Beverage & Food Ltd.	281,881
14,400	Tohoku Electric Power Co., Inc.	183,700
6,000	Tokyo Gas Co. Ltd.	162,271
8,400	Toshiba Corp.	267,516
120	United Urban Investment Corp.	189,619
4,800	West Japan Railway Co.	361,632
50,100	Yamada Denki Co. Ltd.	247,139
13,200	Yamaguchi Financial Group, Inc.	111,863

		7,193,678

	Luxembourg – 0.7%
22,284	Aroundtown S.A.	183,909

	Netherlands – 4.5%
1,344	Heineken NV	141,977
12,876	Koninklijke Ahold Delhaize NV	343,012
10,872	NN Group NV	452,048
6,972	Royal Dutch Shell PLC, A Shares	219,263

		1,156,300

	New Zealand – 1.8%
54,504	Meridian Energy Ltd.	155,564
120,144	Spark New Zealand Ltd.	311,365

		466,929

	Norway – 1.3%
14,976	Marine Harvest ASA	334,767

	Singapore – 6.5%
52,800	Ascendas Real Estate Investment Trust	113,435
228,000	CapitaLand Commercial Trust	326,556
72,515	CapitaLand Mall Trust	127,417
72,000	SATS Ltd.	271,628
27,600	Singapore Airlines Ltd.	196,837
20,100	Singapore Exchange Ltd.	108,476
68,200	Singapore Telecommunications Ltd.	152,059
9,800	Singapore Telecommunications Ltd.	21,850
144,000	Wilmar International Ltd.	351,894

		1,670,152

	Switzerland – 8.0%
84	Givaudan S.A., (Registered)(a)	214,576
8,460	Nestle S.A., (Registered)	806,159
228	Partners Group Holding AG	165,751
744	Roche Holding AG	204,957
192	Swiss Life Holding AG, (Registered)	84,539

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – continued
1,272	Swiss Prime Site AG, (Registered)	$111,439
1,380	Zurich Insurance Group AG	456,720

		2,044,141

	United Kingdom – 6.4%
1,980	Carnival PLC	97,139
11,316	Coca-Cola European Partners PLC(a)	585,490
10,080	Compass Group PLC	237,017
115,992	Direct Line Insurance Group PLC	533,536
23,004	HSBC Holdings PLC	186,836

		1,640,018

	Total Common Stocks (Identified Cost $23,925,092)	25,143,340

Principal Amount
Short-Term Investments – 0.9%
$ 217,013	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $217,041 on 4/01/2019 collateralized by $225,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $224,933 including accrued interest(b) (Identified Cost $217,013)	217,013

	Total Investments – 99.4% (Identified Cost $24,142,105)	25,360,353
	Other assets less liabilities – 0.6%	157,572

	Net Assets – 100.0%	$25,517,925

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,143,340	$—	$—	$25,143,340
Short-Term Investments	—	217,013	—	217,013

Total	$25,143,340	$217,013	$—	$25,360,353

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

Insurance	13.0%
Food Products	8.3
Banks	6.5
Food & Staples Retailing	6.2
Diversified Telecommunication Services	6.1
Road & Rail	4.3
REITs - Office Property	4.1
Beverages	3.9
Equity Real Estate Investment Trusts	3.7
Electric Utilities	3.7
Hotels, Restaurants & Leisure	3.0
Airlines	2.3
Commercial Services & Supplies	2.2
Pharmaceuticals	2.2
Transportation Infrastructure	2.1
Specialty Retail	2.1
Real Estate Management & Development	2.0
Metals & Mining	2.0
Other Investments, less than 2% each	20.8
Short-Term Investments	0.9

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

Japanese Yen	28.2%
Euro	16.7
Australian Dollar	9.3
Canadian Dollar	8.9
Swiss Franc	8.0
Singapore Dollar	6.5
British Pound	5.0
Israeli Shekel	4.9
Hong Kong Dollar	4.5
United States Dollar	3.9
Other, less than 2% each	3.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%